KRANESHARES TRUST

KraneShares E Fund China Commercial Paper ETF

KraneShares E Fund China Commercial Paper Hedged ETF

(collectively, the “Funds”)

Supplement dated April 6, 2016 to the currently effective

Summary Prospectus and Statutory Prospectus, as supplemented, for each Fund (each, a “Prospectus” and together, the “Prospectuses”)

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses listed above and should be read in conjunction with the Prospectuses.

Mr. Qiang Zhang has resigned as a portfolio manager of each Fund and has been replaced by Mr. Ethan Chan, CFA. Accordingly, the following changes apply to the Prospectuses:

1.	In the “Fund Summary” section of the Prospectuses, the “Portfolio Managers” sub-section is deleted in its entirety and replaced with the following:

Portfolio Managers
Ms. Xiaochen Wang and Messrs. Guandgong Qi and Ethan Chan, CFA serve as the Fund’s co-portfolio managers. Ms. Wang and Mr. Qi have served in those roles since the Fund’s inception in 2014 and Mr. Chan has served in that role since 2016.

2.	In the “Management” section of the Statutory Prospectuses, the “Portfolio Managers” sub-section is deleted in its entirety and replaced with the following:

Portfolio Managers

Ms. Xiaochen Wang and Messrs. Guangdong Qi and Ethan Chan, CFA are responsible for managing the Fund. Ms. Wang is currently a fund manager and Head of the “Fixed Income Department Mutual Fund Center” at E Fund. Ms. Wang has worked at E Fund since 2003. She holds a master’s degree in Financial Engineering from Renmin University of China and received her B.S. degree in Finance from Shanghai Fudan University.

Mr. Qi is currently a fund manager and responsible officer (RO) of E Fund. Mr. Qi has worked at E Fund for less than 1 year and managed fund portfolios for 3 years. He holds a master’s degree in Financial Engineering from Shanghai University of Finance and Economics and a B.S. in Physics from Shanghai Fudan University.

Mr. Ethan Chan is currently a portfolio manager of QFII and RQFII funds, including Hong Kong-based RQFII ETFs, at E Fund. Mr. Chan has worked at E Fund since 2012. From 2010-2012, Mr. Chan was a private investor. Mr. Chan is a CFA charterholder and graduated with a degree in Financial Engineering from the Chinese University of Hong Kong.

Additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Fund is available in the SAI.

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KRANESHARES TRUST

KraneShares E Fund China Commercial Paper ETF

KraneShares E Fund China Commercial Paper Hedged ETF

(collectively, the “Funds”)

Supplement dated April 6, 2016 to the

Statement of Additional Information, as supplemented, for each Fund

This supplement provides new and additional information beyond that contained in the currently effective Statements of Additional Information listed above and should be read in conjunction with the Statements of Additional Information.

Mr. Qiang Zhang has resigned as a portfolio manager of each Fund and has been replaced by Mr. Ethan Chan, CFA. Accordingly, the following changes apply to the Statements of Additional Information:

1.	The first four paragraphs in the “Portfolio Managers” section of each Statement of Additional Information are deleted in their entirety and replaced with the following:

Ms. Xiaochen Wang is a co-portfolio manager for the Fund. Ms. Wang is currently a fund manager and Head of the “Fixed Income Department Mutual Fund Center” at E Fund. Ms. Wang has worked at E Fund since 2003. She holds a master’s degree in Financial Engineering from Renmin University of China and a B.S. in Finance from Shanghai Fudan University.

Mr. Guangdong Qi is a co-portfolio manager for the Fund. Mr. Qi is currently a fund manager and responsible officer (RO) of E Fund. Mr. Qi has worked at E Fund for less than 1 year and managed fund portfolios for 3 years. He holds a master’s degree in Financial Engineering from Shanghai University of Finance and Economics and a B.S. in Physics from Shanghai Fudan University.

Mr. Ethan Chan, CFA is a co-portfolio manager for the Fund. Mr. Chan is currently a portfolio manager of QFII and RQFII funds, including Hong Kong-based RQFII ETFs, at E Fund. Mr. Chan has worked at E Fund since 2012. From 2010-2012, Mr. Chan was a private investor. Mr. Chan is a CFA charterholder and graduated with a degree in Financial Engineering from the Chinese University of Hong Kong.

Portfolio Manager Fund Ownership. As of March 31, 2015, Ms. Wang and Mr. Qi did not beneficially own shares of the Fund. Mr. Chan became a co-portfolio manager of the Fund in April 2016. As of March 31, 2016, he also did not beneficially own shares of the Fund.

2.	The fifth paragraph in the “Portfolio Managers” section of the Statement of Additional Information for the KraneShares E Fund China Commercial Paper ETF is deleted in its entirety and replaced with the following:

Other Accounts. The portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Ms. Xiaochen Wang*	0	$0	5	$950	1	$0
Mr. Guangdong Qi*	0	$0	4	$600	1	$0
Mr. Ethan Chan**	0	$0	3	$40	15	$2,000

* Information provided is as of March 31, 2015.

** Mr. Chan became a portfolio manager of the Fund in April 2016. The information provided is as of March 31, 2016.

3.	The fifth paragraph in the “Portfolio Managers” section of the Statement of Additional Information for the KraneShares E Fund China Commercial Paper Hedged ETF is deleted in its entirety and replaced with the following:

Other Accounts. The portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Ms. Xiaochen Wang*	1	$59	5	$950	1	$0
Mr. Guangdong Qi*	1	$59	4	$600	1	$0
Mr. Ethan Chan**	0	$0	3	$40	15	$2,000

* Information provided is as of March 31, 2015.

** Mr. Chan became a portfolio manager of the Fund in April 2016. The information provided is as of March 31, 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.